Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Organization and Principal Activities [Abstract]
Accumulated deficit	$ (985,994)	$ (261,019)
Remains outstanding balance	2,000,000
Line of credit facility	100,000,000
Equity	$ 7,100,000